SHARE-BASED COMPENSATION (Sogou Share-based Awards, Sogou 2017 Share Incentive Plan, Share Option Activity) (Details) - Sogou 2017 Share Incentive Plan [Member] - Share Options [Member] - Class A Ordinary Shares [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance		798
Number of Shares, Granted		425
Number of Shares, Exercised		(142)
Number of Shares, Forfeited/Expired		(222)
Number of Shares, Outstanding, Ending Balance		859	798
Number of Shares, Vested, Ending Balance, and expected to vest thereafter		680
Number of Shares, Exercisable, Ending Balance		178
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0.001
Weighted Average Exercise Price, Granted		0.001
Weighted Average Exercise Price, Exercised		0.001
Weighted Average Exercise Price, Forfeited/Expired		0.001
Weighted Average Exercise Price, Outstanding, Ending Balance		0.001	$ 0.001
Weighted Average Exercise Price, Vested, Ending balance, and expected to vest thereafter		0.001
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning Balance		8 years 6 months 3 days	8 years 10 months 24 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending Balance		8 years 6 months 3 days	8 years 10 months 24 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance, and expected to vest thereafter		8 years 5 months 15 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		7 years 11 months 12 days
Aggregate Intrinsic Value, Outstanding, Ending Balance	[1]	$ 7,000
Aggregate Intrinsic Value, Vested, Ending balance, and expected to vest thereafter	[1]	5,541
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 1,451

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $8.15 on the last trading day in 2020 and the exercise price of the options.